INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated Other Comprehensive Income [Member]	Capital Reserves [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2016		$ 1,985	$ 17,270	$ 1,815	$ 695	$ (15,131)	$ 6,634
Balance, shares at Dec. 31, 2016	[1]	2,028,552					2,028,552
Comprehensive income (loss):
Loss						(3,107)	$ (3,107)
Foreign currency translation adjustments				533			533
Balance at Sep. 30, 2017		$ 1,985	17,270	2,348	695	(18,238)	4,060
Balance, shares at Sep. 30, 2017	[1]	2,028,552
Balance at Dec. 31, 2016		$ 1,985	17,270	1,815	695	(15,131)	$ 6,634
Balance, shares at Dec. 31, 2016	[1]	2,028,552					2,028,552
Comprehensive income (loss):
Loss						(3,775)	$ (3,775)
Foreign currency translation adjustments				600			600
Balance at Dec. 31, 2017		$ 1,985	17,270	2,415	695	(18,906)	$ 3,459
Balance, shares at Dec. 31, 2017	[1]	2,028,552					2,028,552
Stock-based compensation					28		$ 28
Comprehensive income (loss):
Loss						(1,976)	(1,976)
Foreign currency translation adjustments				(117)			(117)
Balance at Sep. 30, 2018		$ 1,985	$ 17,270	$ 2,298	$ 723	$ (20,882)	$ 1,394
Balance, shares at Sep. 30, 2018	[1]	2,028,552					2,028,552

[1]	Adjusted to reflect reverse split of shares.